Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accrued Expenses and Other Current Liabilities
24.	Accrued Expenses and Other Current Liabilities

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Accrued utilities and related expenses (Notes 25 and 28)	64,624	60,966
Accrued taxes and related expenses (Note 27)	11,918	11,380
Accrued employee benefits and other provisions (Note 28)	10,397	8,700
Contract liabilities and unearned revenues (Note 5)	8,595	7,879
Liability from redemption of preferred shares (Notes 20 and 28)	7,849	7,851
Accrued interests and other related costs (Note 29)	1,872	1,531
Others	2,504	2,508
	107,759	100,815

Accrued utilities and related expenses pertain to costs incurred for electricity and water consumption, repairs and maintenance, selling and promotions, professional and other contracted services, rent, insurance and security services and other operational related expenses pending receipt of billings and statement f accounts from suppliers.  These liabilities are noninterest-bearing and are normally settled within a year.

Accrued taxes and related expenses pertain to licenses, permits and other related business taxes, which are normally settled within a year.

Contract liabilities and unearned revenues represent advance payments for leased lines, installation fees, monthly service fees and unused and/or unexpired portion of prepaid loads.

Accrued interests and other related costs are noninterest-bearing and are normally settled within a year.  This pertains to other costs incurred for operations-related expenses pending receipt of invoice and statement of accounts from suppliers.

Other accrued expenses and other current liabilities are noninterest-bearing and are normally settled within a year.  This pertains to other costs incurred for operations-related expenses pending receipt of invoice and statement of accounts from suppliers.